                                                     June 30, 1997

                                                     The
                                                     Fulcrum
                                                     Fund/SM/
                                                     Variable
                                                     Annuity

                 [LOGO OF ALLMERICA FINANCIAL(R) APPEARS HERE]

GENERAL INFORMATION
--------------------------------------------------------------------------------

OFFICERS OF ALLMERICA FINANCIAL
LIFE INSURANCE AND ANNUITY COMPANY
John F. O'Brien, Chairman of the Board
Richard M. Reilly, President and CEO
Edward J. Parry, III, Vice President,
  CFO and Treasurer
Abigail M. Armstrong, Secretary
  and Counsel

INVESTMENT MANAGER
Allmerica Investment
  Management Company, Inc.
440 Lincoln Street
Worcester, MA 01653

GENERAL DISTRIBUTOR
Allmerica Investments, Inc.
440 Lincoln Street
Worcester, MA 01653

INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP
160 Federal Street
Boston, MA 02110

CUSTODIAN
Bankers Trust Company
16 Wall Street
New York, NY 10005

LEGAL COUNSEL
Ropes & Gray
One International Place
Boston, MA 02110

ADMINISTRATOR
First Data Investor Services Group
4400 Computer Drive
Westborough, MA 01581

OFFICERS OF ALLMERICA
INVESTMENT TRUST (AIT)
Richard M. Reilly, President
Thomas P. Cunningham, Treasurer

BOARD OF TRUSTEES OF AIT
John F. O'Brien, Chairman
Russell E. Fuller*
Gordon Holmes*
John P. Kavanaugh
Bruce E. Langton*
Attiat F. Ott*
Richard M. Reilly
Ranne P. Warner*

*Independent Trustees

INVESTMENT SUB-ADVISER
Allmerica Asset Management, Inc.
440 Lincoln Street
Worcester, MA 01653

-----------------------------------
           CONTENTS
-----------------------------------

A LETTER FROM THE CHAIRMAN....... 2

PRODUCT PERFORMANCE SUMMARY...... 3

BOND & MONEY
MARKET OVERVIEW.................. 4
Money Market Fund................ 6

FINANCIALS..................... F-1

See Client Notices on page F-10.


                                                                              --
                                                                               1
                                                                              --

--------------------------------------------------------------------------------
                          A LETTER FROM THE CHAIRMAN
--------------------------------------------------------------------------------

[PHOTO APPEARS HERE]


Dear Client:

The U.S. economy was nearly ideal for investors during the first six months of 1997, with solid economic growth and low inflation. Through June 30th, the U.S. stock market increased approximately 20%, bonds earned their coupons returning approximately 3% for the period and international stocks were up roughly 10%.

   However, these broad market figures hide the considerable amount of volatility which occurred in individual securities and sectors of the market. The U.S. stock and bond markets reacted strongly to the Federal Reserve Board's 0.25% increase in the Discount Rate during March. This contributed to keeping broad stock market indices down over 4% during March, causing the Russell 2000 Index of small-cap stocks to lose over 5% for the quarter. At one point, the disparity between large and small company stock returns was wider than at any point in the last fifty years. International stocks also struggled as the unmanaged EAFE Index declined 1.5% during the first quarter.

   Fortunately, very strong second quarter returns offset these mediocre first quarter results. The S&P 500(R) returned 17.5% during the second quarter, the strongest second quarter results since 1938. Compelling valuations on small company stocks finally attracted buyers and the Russell 2000 increased more than 11% in May alone. International stocks also bounced back, increasing in each of the second quarter months. The U.S. bond market also rebounded as investors reacted positively to slower economic data and restraint by the Federal Reserve Board regarding further increases in interest rates.

   So while the overall news for the first six months of 1997 was very good, it's important to recognize that the markets continue to be highly volatile over short periods. And that's a key point. Investing is a long-term business and requires the fortitude to ride out the inevitable down periods. Patient investors investing in a diversified pool of well-managed companies have historically been well rewarded.

    At Allmerica, we hire some of the leading money managers to seek out well-managed companies and attractive stocks in which to invest your money. We urge you to take advantage of this broad array of investment options and diversify your investments across asset classes, investment styles and economies. This may help you participate in strong segments of the investment markets while offering some protection against the inevitable downturns.

On behalf of the Board of Trustees,

/s/ John F. O'Brien

John F. O'Brien
Chairman of the Board
Allmerica Financial Life Insurance and Annuity Company


--------------------------------------------------------------------------------
"We hire some of the leading money managers to seek out well-managed companies and attractive stocks in which to invest your money."
--------------------------------------------------------------------------------

--
2
--

--------------------------------------------------------------------------------
                          PRODUCT PERFORMANCE SUMMARY
--------------------------------------------------------------------------------

THE FULCRUM FUND/SM/ VARIABLE ANNUITY . Average Annual Total Returns as of
6/30/97


     For easy reference, the total returns for The Fulcrum Fund/SM/ Variable Annuity sub-account is summarized below. Keep in mind, however, that these returns are net of all product charges except for the annual policy fee. For returns that do not reflect the deduction of product charges, please refer to the individual Portfolio Review on page 6.


                                           WITHOUT SURRENDER CHARGE               WITH SURRENDER CHARGE


                                             ONE     FIVE                        ONE    FIVE
SUB-ACCOUNT                                 YEAR    YEARS   TEN YEARS           YEAR   YEARS  TEN YEARS
------------------------------------------------------------------------------------------------------------------------------------

ALLMERICA INVESTMENT TRUST
Money Market Fund                          3.88%    3.02%     4.37%           -2.30%    2.49%    4.37%


Performance returns shown above are for the sub-account of The Fulcrum Fund/SM/ Variable Annuity and assume an investment in the Money Market Fund on the date of inception, April 29, 1985. All full surrenders or withdrawals in excess of the free amount may be subject to a declining sales charge. The maximum contingent deferred sales charge is 7.0%.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


For more information about the performance of the underlying fund, see the Performance Review on Page 6.

                                                                              --
                                                                               3
                                                                              --

BOND & MONEY MARKET OVERVIEW

1992: Government and corporate bonds outperformed the stock market.

1993: U.S. economy gains momentum. Consumer spending and installment debt increase.

1994: Federal Reserve Board raises interest rates six times in an effort to slow down the economy and keep inflation in check, sending bond prices sharply lower.

1995: U.S. bond market enjoys its third best performance in 30 years, thanks to strong total returns from 30-year U.S. Treasuries and corporate issues.

1996: Outlook for Federal Reserve policy affects U.S. bond market. Long-predicted interest rate cuts, which would have fueled this market, never occur.

1997: Despite the favorable outlook for bonds, a surprisingly strong economy kindles fears about inflationary pressures and causes the Federal Reserve to raise interest rates 0.25%.

     Moving into 1997, many analysts predicted strong returns for the U.S. bond market. But stable interest rates, despite an expanding economy, generated sluggish returns for the bond market.

     As the first quarter progressed, strong economic data, particularly in the retail and housing segments, revealed possible signs of an overheated economy. In an effort to squelch any uptick in inflation, the Federal Reserve Board raised the Federal Funds rate by one quarter of one percent in the first quarter to 5.50% on March 25, 1997. The bond market reacted sharply as investors sold bonds, thereby driving prices lower and yields higher. As a result, most bond funds lost money through the first quarter. The second quarter evolved with most indicators pointing to signs of more moderate economic growth and subdued inflation, which reduced pressure on the Federal Reserve Board to further increase rates.

     As fears of additional interest rate hikes subsided, the bond market rallied and produced a positive 3.67% return for the second quarter. By mid-year, the bond market's six month total return was a modest 3.07%.

     Throughout the first half of 1997, the bond market was most affected by the fact that there was little, if any, inflation. Historically, periods of low unemployment have spurred higher inflation. But after four years of declining unemployment, the rate of inflation in the U.S. has remained almost nonexistent. Economic growth remains solid but not too strong. U.S.

                           [TIME LINE APPEARS HERE]

Signs of a strong economy raise fears over increasing interest rates and the market softens.

Convinced domestic growth will slow from 1996 levels, investors favor bonds at the start of the year.

[GRAPHIC APPEARS HERE]

[GRAPHIC APPEARS HERE]

In response to signs of a strong economy the Federal Reserve raises interest rates 0.25% to head off inflation. The bond market declines.

--
4
--
corporations are currently spending the equivalent of nearly 11.5% of real
GDP on business investments and dedicating a significant amount to information technology.

     The predominant beneficiaries of all this solid domestic growth and increased corporate spending were corporate bonds. As of June 30, 1997, they represented one of the best performing segments of the bond market, along with mortgage-backed and asset-backed securities.

     In contrast, yields on U.S. Treasuries dwindled. As a result of the healthy economy and the strong equity market, the budget deficit for the fiscal year ending September 30, 1997, is now estimated to be less than one third of the original $155 billion forecast. This, in turn, has significantly reduced the need for Treasury financing in the bond market and will reduce the supply of new Treasury bonds coming into the market. Fixed income investors are therefore fighting not only low interest rates, but a dwindling supply of new investment opportunities. Steady demand for good fixed income securities has caused the spread between most sectors of the bond market and U.S. Treasuries to narrow. Overall, this means that managers are having to work harder than ever to add value to their portfolios.

     As for shorter-term money market instruments, they've become less attractive as investors could seek to garner higher returns -- albeit with added risk -- from other investments.

     Looking ahead, most market analysts predict that domestic growth will continue to strengthen before slowing sometime in the fourth quarter of 1997. Since projections are also calling for continued subdued inflation, interest rates are anticipated to remain in the stable-to-low range. As in the past six months, many analysts believe that incremental return for bond investors is likely to come from selective investments in spread assets, such as corporate bonds and mortgage-backed securities.

                           [TIME LINE APPEARS HERE]

Stable-to-declining interest rates bode well for mortgage-backed securities and corporate bonds.

[GRAPHIC APPEARS HERE]

By mid-year, the bond market overall posted a below-average return of 3.07%

[GRAPHIC APPEARS HERE]

Interest rates begin to decline as slower economic growth emerges and the bond market begins to recover.

Reduced estimates for the budget deficit limit the need for U.S. Treasury financing.

[GRAPHIC APPEARS HERE]
                                                                              --
                                                                               5
                                                                              --

--------------------------------------------------------------------------------
                               MONEY MARKET FUND
--------------------------------------------------------------------------------

INVESTMENT SUB-ADVISER:
Allmerica Asset Management, Inc.

ABOUT THE FUND:
Strives to maximize current income for investors with preservation of capital and liquidity.

PORTFOLIO COMPOSITION:
As of June 30, 1997, the sector allocation of net assets was:

                           [PIE CHART APPEARS HERE]

Commercial Paper                           55%
U.S. Government and Agency Obligations     19%
Corporate Notes and Bonds                  18%
Other Short-Term Investments                2%
Other                                       6%

The Money Market Fund is a portfolio of the Allmerica Investment Trust.

The Fund is neither insured nor guaranteed by the U.S. government. There can be no assurance that the Fund will be able to maintain its net asset value of $1.00 per share.

Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

IBC/Donoghue is an independent firm that tracks 2a-7 regulated money market funds on a yield, shareholder, asset size and portfolio allocation basis. The Lipper Money Market Fund Average is an unmanaged index of 292 funds within the Money Market category.

     For the six-month period ended June 30, 1997, the Money Market Fund provided a competitive return of 2.62% versus the 2.38% semi-annual return posted by its peer group, the Lipper Money Market Fund Average.

     Potential changes in monetary policy affected the entire money market sector throughout the first half of 1997, as concerns of robust growth in the U.S. mounted. Primarily driven by strong economic data in the retail and housing segments, the Federal Reserve moved to raise the Federal Funds Rate by one quarter of one percent in the first quarter to 5.50%. As the year continued, however, all indicators pointed to signs of more moderate economic growth and subdued inflation, which reduced pressure on the Federal Reserve to raise interest rates further. Despite these overall economic concerns, the managers for the Money Market Fund remained focused on three primary goals: preservation of capital, maintenance of liquidity and the production of maximum current income.

     To garner some incremental yield, the Fund has maintained a slightly longer average weighted maturity than its index. In addition, the portfolio has been overweighted in top-tier commercial paper and government agency discount notes. These moves provide incremental yield for the Fund and have capitalized on stable-to-declining interest rates in the second quarter.

     As the Fund's managers look toward the remainder of 1997, they believe inflation will remain subdued. Therefore, they plan to adhere to their current investment strategy as well as evaluate the value and credit worthiness of all short-term financial products.

                             [GRAPH APPEARS HERE]

--------------------------------------------------------------------------------
                   GROWTH OF A $10,000 INVESTMENT SINCE 1987
--------------------------------------------------------------------------------
Money Market Fund                                 $17,668
IBC/Donoghue First Tier Money Market Index        $17,095
Lipper Money Market Fund Average                  $16,895
--------------------------------------------------------------------------------
                         AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
Years ended June 30, 1997                          1 year    5 year    10 year
--------------------------------------------------------------------------------
Money Market Fund                                   5.36%     4.49%     5.86%
IBC/Donoghue First Tier Money Market Index          4.90%     4.11%     5.51%
Lipper Money Market Fund Average                    4.82%     4.09%     5.48%

--
6
--

                                                                ----------------

                                                                   Financials

                                                                ----------------



                                                                              --
                                                                               7
                                                                              --

                      This page intentionally left blank.




--
8
--

--------------------------------------------------------------------------------
                               MONEY MARKET FUND
--------------------------------------------------------------------------------
              PORTFOLIO OF INVESTMENTS . June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                                      Value
 Par Value                                                           (Note 2)
--------------------------------------------------------------------------------
U.S. AGENCY OBLIGATIONS - 18.76%

             Federal Home Loan Mortgage Corporation - 9.77%
$10,000,000  5.41%, 07/15/97                                     $     9,978,961
 13,120,000  5.22%, 08/15/97                                          13,030,688
  1,930,000  5.24%, 01/30/98                                           1,870,164
                                                                 ---------------
                                                                      24,879,813
                                                                 ---------------

             Federal Farm Credit Bank - 4.71%
  7,500,000  5.55%, 08/01/97                                           7,499,233
  2,625,000  5.25%, 10/31/97                                           2,578,629
  2,000,000  5.47%, 03/23/98                                           1,919,469
                                                                 ---------------
                                                                      11,997,331
                                                                 ---------------

             Federal National Mortgage Association - 3.69%
    500,000  5.64%, 09/03/97                                             500,158
  9,000,000  5.55%, 09/25/97                                           8,880,675
                                                                 ---------------
                                                                       9,380,833
                                                                 ---------------

             Federal Home Loan Bank - 0.59%
  1,500,000  5.61%, 07/07/97                                           1,498,598
                                                                 ---------------
             Total U.S. Agency Obligations                            47,756,575
             (Cost $47,756,575)                                  ---------------

CORPORATE NOTES AND BONDS - 18.27%

             Finance - 6.81%
  3,000,000  American Honda Finance Corp., MTN
             5.92%, 08/15/97 (B) *                                     3,000,000
    925,000  Beneficial Corp., Series E, MTN
             6.99%, 12/11/97                                             928,162
    255,000  Ford Capital BV, Yankee Debenture
             9.13%, 05/01/98
             Guaranteed: Ford Motor Co.                                  260,539
  5,750,000  General Electric Capital Corp., Series A, MTN
             5.36%, 01/20/98                                           5,730,450
  1,400,000  General Motors Acceptance Corp., MTN
             7.30%, 02/02/98                                           1,410,817
  1,100,000  General Motors Acceptance Corp., MTN
             6.50%, 07/25/97                                           1,100,579
  3,000,000  General Motors Acceptance Corp., MTN
             6.07%, 08/01/97 *                                         3,000,358
  1,000,000  Southwestern Bell Capital Corp., Series C, MTN
             7.75%, 10/30/97                                           1,005,801
    899,000  Texaco Capital, Inc., MTN
             8.65%, 07/23/97
             Guaranteed: Texaco, Inc.                                    900,646
                                                                 ---------------
                                                                      17,337,352
                                                                 ---------------

             Securities Brokers and Dealers - 4.69%
  3,500,000  Goldman Sachs Group, LP
             Series E, Euro MTN
             6.20%, 05/29/98 *                                         3,507,713
  1,000,000  Bear Stearns Cos., Inc., Series B, MTN
             6.07%, 02/17/98 *                                         1,001,180
  2,500,000  Bear Stearns Cos., Inc., Series B, MTN
             6.16%, 02/23/98 *                                         2,506,568
  3,000,000  Bear Stearns Cos., Inc., Series B, MTN
             5.75%, 10/08/97 *                                         3,000,000
  1,915,000  Lehman Brothers Holdings, Inc., Series E, MTN
             6.73%, 02/27/98                                           1,924,595
                                                                 ---------------
                                                                      11,940,056
                                                                 ---------------

             Banking - 3.55%
  4,000,000  BankAmerica Corp., Series G, MTN
             6.88%, 11/20/97                                           4,014,090
  2,000,000  MBNA Corp., Senior MTN
             7.25%, 12/10/97                                           2,011,245
  3,000,000  Wells Fargo & Co., Series B, MTN
             5.89%, 12/29/97 *                                         3,000,767
                                                                 ---------------
                                                                       9,026,102
                                                                 ---------------

             Utilities - 1.62%
  1,000,000  Virginia Electric & Power Co.
             First Mortgage, Series A
             9.38%, 06/01/98                                           1,027,014
  3,060,000  WMX Technologies, Inc.
             8.13%, 02/01/98                                           3,099,826
                                                                 ---------------
                                                                       4,126,840
                                                                 ---------------

             Consumer Goods - 0.99%
  2,500,000  PepsiCo, Inc.
             6.13%, 01/15/98                                           2,504,802
                                                                 ---------------

             Retail - 0.61%
  1,525,000  Sears Roebuck & Co., Debenture
             9.25%, 04/15/98                                           1,558,794
                                                                 ---------------
             Total Corporate Notes and Bonds                          46,493,946
             (Cost $46,493,946)                                  ---------------

MUNICIPAL BOND - 1.57%

  4,000,000  Nebraska Higher Education Loan Program, Inc.
             5.60%, 07/17/97                                           3,990,044
                                                                 ---------------
             Total Municipal Bond                                      3,990,044
             (Cost $3,990,044)                                   ---------------



                             See Notes to Financial Statements.
                             ---------------------------------------------------

--------------------------------------------------------------------------------
                               MONEY MARKET FUND
--------------------------------------------------------------------------------
         PORTFOLIO OF INVESTMENTS, Continued . June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                                      Value
 Par Value                                                           (Note 2)
--------------------------------------------------------------------------------
COMMERCIAL PAPER - 55.36%

             Finance - 22.78%
$ 5,000,000  Asset Backed Capital Finance, Inc.
             5.83%, 11/14/97                                     $     4,999,640
  9,000,000  Associates Corp. of North America
             5.62%, 07/21/97                                           8,971,900
  2,500,000  Bil North America, Inc.
             5.65%, 12/10/97                                           2,436,438
  3,000,000  Jefferson Smurfit Finance Corp., Series A
             5.60%, 08/28/97                                           2,972,933
  4,500,000  Jefferson Smurfit Finance Corp., Series A
             5.60%, 09/02/97                                           4,455,900
  3,163,000  Madison Funding, Inc.
             5.70%, 08/05/97                                           3,145,472
    600,000  National Fleet Funding Corp.
             7.00%, 08/15/97                                             595,725
  8,500,000  Norwest Financial, Inc.
             5.53%, 07/28/97                                           8,464,746
  5,000,000  Prudential Funding Corp.
             5.54%, 07/14/97                                           4,989,997
  4,200,000  Toshiba Capital Asia Corp.
             5.75%, 07/22/97                                           4,185,913
  2,500,000  Toshiba International Finance
             5.70%, 08/14/97                                           2,482,583
  5,355,000  UBS Finance, Inc.
             6.20%, 07/01/97                                           5,355,000
  5,000,000  Unifunding, Inc.
             5.58%, 09/17/97                                           4,939,550
                                                                 ---------------
                                                                      57,995,797
                                                                 ---------------

             Security Brokers and Dealers - 9.89%
  2,000,000  Bear Stearns Cos., Inc.
             5.58%, 09/18/97                                           1,975,510
  3,000,000  European Investment Bank
             5.76%, 11/03/97                                           2,940,104
  2,500,000  Goldman Sachs Group, LP
             5.85%, 11/17/97                                           2,443,821
  8,000,000  Merrill Lynch & Co., Inc.
             5.62%, 09/18/97                                           7,901,338
  2,500,000  Paine Webber Group, Inc.
             5.45%, 08/13/97                                           2,483,726
  4,500,000  Paine Webber Group, Inc.
             5.77%, 08/22/97                                           4,462,495
  3,000,000  Paine Webber Group, Inc.
             5.70%, 09/16/97                                           2,963,425
                                                                 ---------------
                                                                      25,170,419
                                                                 ---------------

             Banking - 7.05%
  5,000,000  Citicorp
             6.25%, 07/01/97                                           4,999,997
  7,000,000  Citicorp
             5.72%, 07/07/97                                           6,993,327
  1,000,000  Bank of Boston Corp.
             5.70%, 10/31/97                                             980,683
  2,000,000  Corestates Bank of North America
             5.72%, 11/03/97                                           1,960,278
  3,000,000  Societe Generale of North America, Inc.
             5.36%, 07/14/97                                           2,994,193
                                                                 ---------------
                                                                      17,928,478
                                                                 ---------------

             Automotive - 4.48%
  2,500,000  Hyundai Motor Finance Co.
             5.38%, 07/02/97                                           2,499,626
  9,000,000  Mitsubishi Motors Credit of America, Inc.
             5.69%, 09/11/97                                           8,897,680
                                                                 ---------------
                                                                      11,397,306
                                                                 ---------------

             Utilities - 3.61%
  2,050,000  Narragansett Electric Co.
             6.25%, 07/01/97                                           2,050,000
  7,185,000  Songs Fuel Co.
             5.68%, 08/04/97                                           7,146,456
                                                                 ---------------
                                                                       9,196,456
                                                                 ---------------

           Electronics - 2.90%
4,200,000  Avnet, Inc.
           6.25%, 07/01/97                                             4,200,000
3,200,000  Sharp Electronics Corp.
           5.57%, 08/15/97                                             3,177,720
                                                                 ---------------
                                                                       7,377,720
                                                                 ---------------

           Insurance - 2.73%
7,000,000  Internationale Nederlanden
           U.S. Insurance Holdings, Inc.
           5.58%, 08/19/97                                             6,946,835
                                                                 ---------------

           Consumer Goods - 1.44%
3,700,000  Stanley Works
           5.57%, 08/19/97                                             3,671,899
                                                                 ---------------

           Industrial - 0.29%
  750,000  Anheuser-Busch Cos., Inc.
           5.67%, 12/19/97                                               729,801
                                                                 ---------------

           Energy - 0.19%
  490,000  Laclede Gas Co.
           5.60%, 07/18/97                                               488,704
                                                                 ---------------
           Total Commercial Paper                                    140,903,415
                                                                 ---------------
           (Cost $140,903,415)


                      See Notes to Financial Statements.
                      ----------------------------------------------------------

--------------------------------------------------------------------------------
                               MONEY MARKET FUND
--------------------------------------------------------------------------------
         PORTFOLIO OF INVESTMENTS, Continued . June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                                      Value
 Par Value                                                           (Note 2)
--------------------------------------------------------------------------------
CERTIFICATE OF DEPOSIT - 3.93%

$10,000,000  Skandinaviska Enskilda Banken
             6.54%, 06/03/98 *                                   $    10,000,000
                                                                 ---------------
             Total Certificate of Deposit                             10,000,000
                                                                 ---------------
             (Cost $10,000,000)

BANKERS' ACCEPTANCE - 1.18%

  3,000,000  Suntrust Bank Atlanta
             5.58%, 07/08/97                                           2,996,745
                                                                 ---------------
             Total Bankers' Acceptance                                 2,996,745
                                                                 ---------------
             (Cost $2,996,745)

 Shares
 ------

INVESTMENT COMPANY - 0.01%

     26,174  State Street Bank Temp Fund                                  26,174
                                                                 ---------------
             Total Investment Company                                     26,174
                                                                 ---------------
             (Cost $26,174)

Total Investments - 99.08%                                           252,166,899
                                                                 ---------------
(Cost $252,166,899)

Net Other Assets and Liabilities - 0.92%                               2,344,562
                                                                 ---------------
Net Assets - 100.00%                                             $   254,511,461
                                                                 ===============


-------------------------------------
 * Interest is reset at various time intervals. The rate shown reflects the rate currently in effect at June 30, 1997.
(A)    Effective yield at time of purchase.
(B) Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold, in transactions exempt from registration, to qualfied institutional buyers. As of June 30, 1997, these securities amounted to $3,000,000 or 1.18% of net assets.
MTN    Medium Term Note


FEDERAL INCOME TAX INFORMATION (SEE NOTE 2)
At June 30, 1997, the aggregate cost of investment securities for tax purposes was $252,166,899.

As of December 31, 1996, the portfolio had capital loss carryforwards which expire as follows: $347 in 2002; $144 in 2003; and $35,977 in 2004.

OTHER INFORMATION

The composition of ratings of both long-term and short-term debt holdings as a percentage of total value of investments in securities is as follows:


          Moody's Ratings
            Aaa         100.00%
                        =======


                      See Notes to Financial Statements.
--------------------------------------------------------

--------------------------------------------------------------------------------
                          ALLMERICA INVESTMENT TRUST
--------------------------------------------------------------------------------
       STATEMENTS OF ASSETS AND LIABILITIES . June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------
                               Money Market Fund
--------------------------------------------------------------------------------

ASSETS:
    Investments (Cost $252,166,899)........................  $ 252,166,899
    Cash...................................................         78,855
    Receivable for shares sold.............................      1,663,347
    Interest and dividend receivables......................        855,957
                                                             -------------
       Total Assets........................................    254,765,058
                                                             -------------

LIABILITIES:
    Payable for shares repurchased.........................        150,915
    Advisory fee payable (Note 3)..........................         55,208
    Accrued expenses and other payables....................         47,474
                                                             -------------
       Total Liabilities...................................        253,597
                                                             -------------
NET ASSETS.................................................  $ 254,511,461
                                                             =============

NET ASSETS consist of
    Paid-in capital (Note 5)...............................  $ 254,554,165
    Accumulated (distribution in excess of)
      net realized gain (loss) on investments sold,
      foreign currency transactions and futures contracts..        (42,704)
                                                             -------------
TOTAL NET ASSETS...........................................  $ 254,511,461
                                                             =============

Shares of beneficial interest outstanding
    (unlimited authorization, no par value)................    254,554,165

NET ASSET VALUE,
    Offering and redemption price per share
    (Net Assets/Shares Outstanding)........................  $       1.000
                                                             =============


   STATEMENTS OF OPERATIONS . For six months ended June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME
    Interest (Note 2)......................................  $   6,342,349
    Dividends (Note 2).....................................        145,021
                                                             -------------
       Total investment income.............................      6,487,370
                                                             -------------

EXPENSES
    Investment advisory fees (Notes 3 and 4)...............        313,851
    Custodian fees (Note 3)................................         33,265
    Fund accounting fees (Note 3)..........................         28,912
    Legal fees.............................................          2,252
    Audit fees.............................................          4,325
    Trustees' fees and expenses (Note 3)...................          3,024
    Reports to shareholders................................         47,267
                                                             -------------
       Total expenses......................................        432,896
                                                             -------------

NET INVESTMENT INCOME (LOSS)...............................      6,054,474
                                                             -------------

NET GAIN (LOSS) ON INVESTMENTS.............................         (6,067)
                                                             -------------

NET INCREASE (DECREASE) IN NET
    ASSETS RESULTING FROM OPERATIONS.......................  $   6,048,407
                                                             -------------

                      See Notes to Financial Statements.
                      ----------------------------------------------------------

--------------------------------------------------------------------------------
                          ALLMERICA INVESTMENT TRUST
--------------------------------------------------------------------------------
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Money Market Fund
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                          Six Months Ended     Year Ended
                                                                                            June 30, 1997     December 31,
                                                                                             (Unaudited)          1996
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS at beginning of period........................................................  $ 217,255,732      $ 155,211,174
                                                                                           -------------      -------------

Increase (Decrease) in net assets resulting from operations:
    Net investment income (loss).........................................................      6,054,474          9,613,835
    Net realized gain (loss) on investments sold and foreign currency transactions.......         (6,067)           (35,900)
                                                                                           -------------      -------------
    Net increase (decrease) in net assets resulting from operations......................      6,048,407          9,577,935
                                                                                           -------------      -------------

Distributions to shareholders from:
    Net investment income................................................................     (6,054,474)        (9,613,835)
                                                                                           -------------      -------------

Capital share transactions:
    Net proceeds from sales of shares....................................................    105,829,327        189,973,951
    Issued to shareholders in reinvestment of distributions..............................      6,054,474          9,613,835
    Cost of shares repurchased...........................................................    (74,622,005)      (137,507,328)
                                                                                           -------------      -------------
       Net increase (decrease) from capital share transactions...........................     37,261,796         62,080,458
                                                                                           -------------      -------------
       Total increase (decrease) in net assets...........................................     37,255,729         62,044,558
                                                                                           -------------      -------------

NET ASSETS at end of period (including line A)...........................................  $ 254,511,461      $ 217,255,732
                                                                                           =============      =============


(A) Undistributed (distribution in excess of) net investment income (loss)...............  $          --      $          --
                                                                                           =============      =============

OTHER INFORMATION:
Share transactions:
    Sold.................................................................................    105,829,327        189,973,951
    Issued to shareholders in reinvestment of distributions..............................      6,054,474          9,613,835
    Repurchased..........................................................................    (74,622,005)      (137,507,328)
                                                                                           -------------      -------------
       Net increase (decrease) in shares outstanding.....................................     37,261,796         62,080,458
                                                                                           =============      =============



                      See Notes to Financial Statements.
--------------------------------------------------------

--------------------------------------------------------------------------------
                          ALLMERICA INVESTMENT TRUST
--------------------------------------------------------------------------------
     FINANCIAL HIGHLIGHTS - For a Share Outstanding Throughout Each Period
--------------------------------------------------------------------------------

                     Income from Investment Operations                     Less Distributions
               ---------------------------------------------  ---------------------------------------------
                                    Net Realized                                                                             Net
                  Net                   and                             Distributions                                      Increase
                 Asset               Unrealized                Dividends   from Net                                       (Decrease)
                 Value      Net      Gain (Loss)  Total from   from Net    Realized  Distributions                           in
 Year Ended    Beginning Investment      on       Investment  Investment   Capital        in      Return of    Total      Net Asset
December 31,   of Period Income/(1)/ Investments  Operations    Income      Gains       Excess     Capital  Distributions   Value
------------   --------- ----------  -----------  ----------  ---------- ----------   ----------  --------- ------------- ---------
Money Market
    Fund
   1997(E)       1.000      0.026        --          0.026      (0.026)      --           --          --        (0.026)       --
    1996         1.000      0.052        --          0.052      (0.052)      --           --          --        (0.052)       --
    1995         1.000      0.057        --          0.057      (0.057)      --           --          --        (0.057)       --
    1994         1.000      0.039        --          0.039      (0.039)      --           --          --        (0.039)       --
    1993         1.000      0.030        --          0.030      (0.030)      --           --          --        (0.030)       --
    1992         1.000      0.037        --          0.037      (0.037)      --           --          --        (0.037)       --
    1991         1.000      0.060        --          0.060      (0.060)      --           --          --        (0.060)       --
    1990         1.000      0.078        --          0.078      (0.078)      --           --          --        (0.078)       --
    1989         1.000      0.086        --          0.086      (0.086)      --           --          --        (0.086)       --
    1988         1.000      0.071        --          0.071      (0.071)      --           --          --        (0.071)       --
    1987         1.000      0.061        --          0.061      (0.061)      --           --          --        (0.061)       --

--------------------------------------
*    Annualized
**   Not Annualized
(A)  Including reimbursements and reductions.
(B) Excluding reductions. Certain Portfolios have entered into varying arrangements with brokers who reduced a portion of the Portfolio's expenses.
(C)  Excluding reimbursements and reductions.
(D) For fiscal years beginning on or after September 1, 1995, a Portfolio is required to disclose its average commission rate per share for trades for which commissions are charged. This rate generally does not reflect mark-ups, mark-downs, or spreads on shares traded on a principal basis.
(E)  For the six months ended June 30, 1997. (unaudited)
(1) Net investment income per share before reimbursement of fees by the investment adviser or reductions was $0.030 in 1993, $0.084/(2)/ in 1988, and $0.076/(2)/ in 1987 for Money Market Fund.
(2)  Unaudited.



                      See Notes to Financial Statements.
                      ----------------------------------------------------------

--------------------------------------------------------------------------------
                          ALLMERICA INVESTMENT TRUST
--------------------------------------------------------------------------------

                           Ratios/Supplemental Data
              --------------------------------------------------
                         Ratios To Average Net Assets
                   ----------------------------------------

 Net Asset            Net Assets
   Value                End of         Net                                                             Portfolio   Average
  End of     Total      Period     Investment        Operating Expenses           Management Fee       Turnover  Commissions
  Period    Return      (000's)      Income         (A)      (B)      (C)         Gross        Net       Rate       Rate(D)
 --------  --------   ----------   ----------       ---      ---      ---         -----        ---     --------  -----------
  1.000     2.62%**     254,511       5.24%*       0.37%*   0.37%*   0.37%*       0.27%*      0.27%*      N/A        --
  1.000     5.36%       217,256       5.22%        0.34%    0.34%    0.34%        0.28%       0.28%       N/A        --
  1.000     5.84%       155,211       5.68%        0.36%      --     0.36%        0.29%       0.29%       N/A        --
  1.000     3.93%        95,991       3.94%        0.45%      --     0.45%        0.31%       0.31%       N/A        --
  1.000     3.00%        71,052       2.95%        0.42%      --     0.43%        0.32%       0.31%       N/A        --
  1.000     3.78%        64,506       3.65%        0.44%      --     0.44%         N/A         N/A        N/A        --
  1.000     6.22%        39,909       5.98%        0.43%      --     0.43%         N/A         N/A        N/A        --
  1.000     8.17%        28,330       8.22%        0.42%      --     0.42%         N/A         N/A        N/A        --
  1.000     9.07%        12,060       8.62%        0.58%      --     0.58%         N/A         N/A        N/A        --
  1.000     7.30%/(2)/    7,156       7.13%        0.60%      --     0.71%         N/A         N/A        N/A        --
  1.000     6.20%/(2)/    4,726       6.14%        0.60%      --     0.75%         N/A         N/A        N/A        --


                      See Notes to Financial Statements.
--------------------------------------------------------

--------------------------------------------------------------------------------
                          ALLMERICA INVESTMENT TRUST
--------------------------------------------------------------------------------
                    NOTES TO FINANCIAL STATEMENTS (Unaudited)
--------------------------------------------------------------------------------
1.   ORGANIZATION

Allmerica Investment Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company established as a Massachusetts business trust for the purpose of providing a vehicle for the investment of assets of various separate accounts established by Allmerica Financial Life Insurance and Annuity Company, a wholly-owned subsidiary of First Allmerica Financial Life Insurance Company ("First Allmerica") or other affiliated insurance companies. As of the date of this report, the Trust offered twelve managed investment portfolios. The accompanying financial statements and financial highlights are those of the Money Market Fund (the "Portfolio") only.

2.   SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with generally accepted accounting principles requires estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies which are in conformity with generally accepted accounting principles and consistently followed by the Trust in the preparation of its financial statements.

Security Valuation: Securities of the Portfolio are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the Investment Company Act of 1940. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

Security Transactions and Investment Income: Security transactions are recorded on the trade date. Net realized gains and losses from security transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and consists of interest accrued and, if applicable, discounts earned on original issue discount bonds, zero coupton bonds, stepped-coupon bonds and payment in kind bond, which are accreted. Dividend income is recorded on the ex-dividend date.

Federal Income Taxes: The Trust treats each Portfolio as a separate entity for Federal income tax purposes. Each Portfolio intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, each Portfolio will not be subject to Federal income taxes to the extent it distributes all of its taxable income and net realized gains for the tax year ending December 31. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, each Portfolio will not be subject to Federal excise tax. Therefore, no Federal income tax provision is required. Withholding taxes on foreign dividend income and gains have been paid or provided for in accordance with the applicable country's tax rules and rates.

Distributions to Shareholders: Dividends from net investment income are declared and reinvested daily for the Money Market Fund. The distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing book and tax treatments in the timing of the recognition of gains or losses and forwards, including "Post October Losses" and permanent differences due to differing treatments for paydown gains/losses on certain securities, foreign currency transactions, market discount, non-taxable dividends and losses deferred due to wash sales. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Permanent book-tax differences, if any, are not included in ending undistributed net investment income for the purpose of calculating net investment income per share in the Financial Highlights.

Expenses: The Trust accounts separately for assets, liabilities and operations of each Portfolio. Expenses directly attributed to a Portfolio are charged to the Portfolio, while expenses which are attributable to more than one Portfolio of the Trust are allocated among the respective Portfolios.


                                             -----------------------------------

--------------------------------------------------------------------------------
                          ALLMERICA INVESTMENT TRUST
--------------------------------------------------------------------------------
              NOTES TO FINANCIAL STATEMENTS, Continued (Unaudited)
--------------------------------------------------------------------------------
3.   INVESTMENT ADVISORY, ADMINISTRATION
     AND OTHER RELATED PARTY TRANSACTIONS

Allmerica Investment Management Company, Inc. (the "Manager"), a wholly-owned subsidiary of First Allmerica, serves as Investment Adviser and Administrator to the Trust. Under the terms of the management agreement, the Portfolio pays a management fee, calculated daily and payable monthly, at an annual rate of 0.35% for the first $50,000,000 of average daily net asset value, 0.25% of the next $200,000,000 average daily net asset value, and 0.20% on the remainder of the Portfolio's average daily net asset value.

The Manager has entered into Sub-Adviser Agreement for the management of the investments in the Portfolio. The Manager is solely responsible for the payment of all fees to the Sub-Advisers. The Sub-Advisers for the Portfolios Allmerica Asset Management, Inc.

The Manager has entered into an Administrative Services Agreement with First Data Investor Services Group, Inc. ("FDISG"), a wholly-owned subsidiary of First Data Corporation, whereby FDISG performs administrative services for the Portfolios and is entitled to receive an administrative fee and certain out-of-pocket expenses. The Manager is solely responsible for the payment of the administration fee to FDISG. In a separate agreement, FDISG receives separate fees from the Portfolios for certain fund accounting services provided in its capacity as pricing and bookkeeping agent.

The Trust pays no salaries or compensation to any of its officers. Trustees who are not directors, officers, or employees of the Trust or any investment adviser are reimbursed for their travel expenses in attending meetings of the Trustees, and receive quarterly meeting and retainer fees for their services. Such amounts are paid by the Trust.

4.   REIMBURSEMENT OF EXPENSES AND WAIVER OF FEES

In the event normal operating expenses of each Portfolio, excluding taxes, interest, broker commissions and extraordinary expenses, but including the advisory fee, exceed certain voluntary expense limitation of 0.60%, the Manager will bear such expenses directly or reduce its compensation from the Portfolio by the excess of the stated expense limitations. Expense limitations may be removed or revised at any time after a Portfolio's first fiscal year of operations without prior notice to existing shareholders. The Manager will voluntarily reimburse its fees and any expenses in excess of the expense limitations.

5.   SHARES OF BENEFICIAL INTEREST

The Trust's Declaration of Trust authorizes the Trustees to issue an unlimited number of shares of beneficial interest for the Portfolios, each without a par value.


---------------------------------------                                      F-9

--------------------------------------------------------------------------------
                          ALLMERICA INVESTMENT TRUST
--------------------------------------------------------------------------------
                             REGULATORY DISCLOSURES
--------------------------------------------------------------------------------

The performance data quoted represents past performance and the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

An investment in the Money Market Fund is neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the Portfolio will be able to maintain a stable net asset value of $1.00 per share.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund and is not authorized for distribution to prospective investors in the flexible premium variable life insurance or annuity products of Allmerica Financial Life Insurance and Annuity Company or First Allmerica Financial Life Insurance Company unless accompanied or preceded by effective prospectuses for the flexible premium variable life insurance or annuity products of Allmerica Financial Life Insurance and Annuity Company or First Allmerica Financial Life Insurance Company, Allmerica Investment Trust, Variable Insurance Products Fund, Variable Insurance Products Fund II, Delaware Group Premium Fund International Equity Series, and T. Rowe Price International Stock Portfolio, which include important information related to charges and expenses.


                                 CLIENT NOTICES
--------------------------------------------------------------------------------

This semi-annual report includes financial statements for Allmerica Investment Trust. It does not include financial statements for the separate accounts that correspond to the Fulcrum Fund(TM) Variable Annuity contracts. Separate account financial statements will not be provided in the semi-annual report.

F-10                                   -----------------------------------------